Leases (Schedule of Maturity of Lease Liabilities Under Our Non-cancelable Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
2024	$ 120
2025	120
2026	106
Total future minimum lease payments	346
Less imputed interest:	(22)
Present value of operating lease liabilities	$ 324	$ 392